UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2009
Check here if Amendment	[ ]; Amendment Number:
This Amendment:		[ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:			Cobble Hill Financial Services, Inc.
Address:		99 West Main Street, Suite 200
			Moorestown, NJ 08057
13F File Number:	028-13555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Althea L. A. Skeels
Title:		President
Phone:		856-231-7770
Signature,		Place,			and Date of Signing
Althea L. A. Skeels	Moorestown, NJ		January 5, 2010
Report Type:
[X] 13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Managers Included:  	0
Form 13F information Table Entry Total:	60
Form 13F Information Table Value Total:	$268,661 (in thousands)

List of Other Included Managers:		NONE

FORM 13F INFORMATION TABLE:
NAME OF	TITLE OF		VALUE	SH/PRN	SH/	PUT/	INVESTMENT	OTHER  	VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (x$1000)	AMT	PRN	CALL	DISCRETION	MGRS	SOLE	SHARED	NONE
ISH EMER MKT	ETF	464287234	60853	1563950	SH		SOLE		1563950
ISH LTN AM 40	ETF	464287390	35572	829000	SH		SOLE		829000
ISH EAFE	ETF	464287465	29149	533000	SH		SOLE		533000
ISH PAC JAP	ETF	464286665	24399	602000	SH		SOLE		602000
ISH COH&ST REAL	ETF	464287564	17520	360350	SH		SOLE		360350
ISH DJ WIL REAL	ETF	464287739	15573	365000	SH		SOLE		365000
SPDR DJ REIT	ETF	78464A607	14142	310541	SH		SOLE		310541
ISH FTSE XINH	ETF	464287184	9200	224800	SH		SOLE		224800
ISH BRAZ	ETF	464286400	6393	94500	SH		SOLE		94500
ISH EURO PL	ETF	464287861	5974	155000	SH		SOLE		155000
SPDR O&G EXPL	ETF	78464A730	3091	80000	SH		SOLE		80000
SPDR TR		ETF	78462F103	3069	29061	SH		SOLE		29061
ISH EMU		ETF	464286608	3003	79000	SH		SOLE		79000
ISH MEX		ETF	464286822	2544	58250	SH		SOLE		58250
VANG AW XUS	ETF	922042775	2225	51500	SH		SOLE		51500
ISH RUSS MC	ETF	464287499	2159	27600	SH		SOLE		27600
VANG PACIF	ETF	922042866	2118	40500	SH		SOLE		40500
ISH TOPX 150	ETF	464287382	2007	47000	SH		SOLE		47000
ISH RUSS MCG	ETF	464287481	1859	43700	SH		SOLE		43700
SPDR INTL REAL	ETF	78463X863	1774	50000	SH		SOLE		50000
ISH S AFR	ETF	464286780	1643	30000	SH		SOLE		30000
ISH BAS MAT	ETF	464287838	1633	29800	SH		SOLE		29800
ISH R2000V	ETF	464287630	1580	28000	SH		SOLE		28000
ISH NAT RES	ETF	464287374	1298	40100	SH		SOLE		40100
ISH AUST	ETF	464286103	1243	55000	SH		SOLE		55000
SPDR LAT AM	ETF	78463X707	1122	16000	SH		SOLE		16000
ISH HONG K	ETF	464286871	993	64000	SH		SOLE		64000
ISH US ENER	ETF	464287796	844	26500	SH		SOLE		26500
ISH COMEX GLD	ETF	464285105	841	8500	SH		SOLE		8500
VISA 		COM	92826C839	809	11700	SH		SOLE		11700
PSH QQQ 	ETF	73935A104	803	19000	SH		SOLE		19000
ISH R2000G	ETF	464287648	785	12000	SH		SOLE		12000
ISH CNDA	ETF	464286509	739	29000	SH		SOLE		29000
ISH TRANSP	ETF	464287192	662	9650	SH		SOLE		9650
SPDR INTL ENER	ETF	81369Y506	650	12050	SH		SOLE		12050
GOOGLE 		COM	38259P508	645	1300	SH		SOLE		1300
SPDR KBW CAP	ETF	78464A771	620	16000	SH		SOLE		16000
BARCLAYS BK PLC	COM	06739F101	619	16000	SH		SOLE		16000
OIL SVC HLDRS 	COM	678002106	611	5200	SH		SOLE		5200
APPLE INC	COM	37833100	575	3100	SH		SOLE		3100
APACHE 		COM	37411105	496	5400	SH		SOLE		5400
MONSANTO CO 	COM	61166W101	488	6300	SH		SOLE		6300
SPDR ASIA PAC	ETF	78463X301	487	7000	SH		SOLE		7000
ISH R2000	ETF	464287655	482	8000	SH		SOLE		8000
SPDR GOLD 	ETF	78463V107	474	4800	SH		SOLE		4800
U.S. OIL FUND	ETF	91232N108	470	13000	SH		SOLE		13000
SPDR INTL TECH	ETF	81369Y803	459	22000	SH		SOLE		22000
GOLDMAN SACHS	COM	38141G104	433	2350	SH		SOLE		2350
PSH DB CMDTY 	ETF	73935S105	419	19000	SH		SOLE		19000
HEWLETT PACK 	COM	428236103	380	8050	SH		SOLE		8050
JPMORGAN CHASE 	COM	46625H100	372	8500	SH		SOLE		8500
DEVON ENERGY 	COM	25179M103	367	5450	SH		SOLE		5450
SCHLUMBERGER 	COM	806857108	337	5650	SH		SOLE		5650
FREEPORT-MCMRN 	COM	35671D857	274	4000	SH		SOLE		4000
ISH R1000G	ETF	464287614	272	5875	SH		SOLE		5875
MICROSOFT CORP	COM	594918104	257	10000	SH		SOLE		10000
ISH NA TECH	ETF	464287549	226	4600	SH		SOLE		4600
ISH DJ AERO	ETF	464288760	216	4500	SH		SOLE		4500
ISH IBOXX	ETF	464287242	209	2000	SH		SOLE		2000
AGRIUM INC	COM	008916108	204	4100	SH		SOLE		4100

			268661

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